LONG-TERM DEBT - Senior Notes and Debentures (Details) $ in Millions, $ in Millions		1 Months Ended						12 Months Ended
	Nov. 04, 2016 CAD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Feb. 08, 2018
Disclosure of detailed information about borrowings [line items]
Loss on repayment of long-term debt	$ 16
Repayment of long-term debt		$ 1,500						$ 823		$ 1,034
Senior notes
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 0	$ 750
Proceeds on issuance of long-term debt								938		0
Repayment of long-term debt								1,761		750
Senior Notes Due 2018
Disclosure of detailed information about borrowings [line items]
Principal amount								1,800				1,400
Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Principal amount												750
Interest rate													4.30%
Discount / premium at issuance	99.398%
Senior Notes, US Portion
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt			$ 1,400		$ 0		$ 0	1,761	$ 1,400	0	$ 0
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		1,761		$ 500		$ 250		$ 0		750
Fixed interest rate | Senior Notes Due 2018
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 1,400
Interest rate								6.80%				6.80%
Fixed interest rate | Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 500
Interest rate								2.90%				2.90%	4.193%
Fixed interest rate | Senior Notes Due 2048
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 750
Interest rate								4.30%				4.30%
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Total proceeds on debt derivatives		$ 326
Debt derivatives | Senior notes
Disclosure of detailed information about borrowings [line items]
Total proceeds on debt derivatives								$ 1,761		$ 0